PROVISIONS AND CONTINGENCIES (Table)	12 Months Ended
Dec. 31, 2018
PROVISIONS AND CONTINGENCIES
Summary of provisions and contingencies

Legal disputes
and other

Balance as of December 31, 2017	$34,561
Recognized in income	(2,344)
Payments	(939)
Other	5,707
Balance as of December 31, 2018	$36,985

Current portion	$19,447
Non-current portion[1]	17,538
[1]	The non-current portion of provisions and contingencies is included in other liabilities (note 19)